OFF-BALANCE SHEET ACCOUNTS - (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contingent credits - indirect loans
Off balance sheet indirect loans	S/ 20,973,810	S/ 21,081,035
Responsibilities under credit line agreements	86,074,859	75,615,563
Total	107,048,669	96,696,598
Guarantees and standby letter [Member]
Contingent credits - indirect loans
Off balance sheet indirect loans	18,562,120	18,894,456
Import and export letters of credit [Member]
Contingent credits - indirect loans
Off balance sheet indirect loans	S/ 2,411,690	S/ 2,186,579